UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment |_|; Amendment Number:____
  This Amendment (Check only one.):         |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
           -----------------------------
Address:   110 East 59th Street, 30th Floor
           --------------------------------
           New York, NY 10022
           ------------------

Form 13F File Number: 28-10413
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
           --------------
Title:     Chief Financial Officer
           -----------------------
Phone:     (212) 771-1206
           --------------

Signature, Place, and Date of Signing:

/S/  JOHN GRIZZETTI                      NEW YORK, NEW YORK       MAY 14, 2007
-------------------------                ------------------      --------------
/s/ by JOHN GRIZZETTI with Express          [City, State]             [Date]
    Permission

Report Type* (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

---------------------
Reports Holdings for which confidential treatment is required.

                              FORM 13F SUMMARY PAGE

                                Report Summary:



Number of Other Included Managers:                    0
                                            -----------
Form 13F Information Table Entry Total:              36
                                            -----------
Form 13F Information Table Value Total:        $986,302
                                            -----------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHRS OR            PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000) PRN AMT    SH/PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------                --------------  -----      -------- -------    ------  ----  ---------- --------  ----  ------  ----
ANNALY CAPITAL MANAGEMENT,
INC CMN                       COMMON STOCK    035710409   18,646  1,204,500  SH            SOLE                  X

BIOMET INC. CMN               COMMON STOCK    090613100  150,494  3,541,880  SH            SOLE                  X

CALL/ADP(WWFAK)        @
55    EXP01/19/2008           OPTIONS-CALLS   0530109AK    5,914     42,240  SH      CALL  SOLE                  X

CALL/KFT(KFTFU)        @
37.5  EXP06/16/2007           OPTIONS-CALLS   5000029FU      176     23,500  SH      CALL  SOLE                  X

CALL/TXU(TXFDM)        @
65    EXP04/21/2007           OPTIONS-CALLS   8730009DM      267      2,890  SH      CALL  SOLE                  X

CLEAR CHANNEL
COMMUNICATIONS CMN            COMMON STOCK    184502102   94,874  2,707,578  SH            SOLE                  X

CONSTELLATION ENERGY GROUP
CMN                           COMMON STOCK    210371100   13,043    150,000  SH            SOLE                  X

ENSCO INTERNATIONAL INC CMN   COMMON STOCK    26874Q100      603     11,085  SH            SOLE                  X

ENTERGY CORPORATION CMN       COMMON STOCK    29364G103   11,751    112,000  SH            SOLE                  X

EXELON CORP CMN               COMMON STOCK    30161N101   17,466    254,193  SH            SOLE                  X

FIRST DATA CORPORATION CMN    COMMON STOCK    319963104   49,315  1,833,263  SH            SOLE                  X

                                                         VALUE    SHRS OR            PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000) PRN AMT    SH/PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------                --------------  -----      -------- -------    ------  ----  ---------- --------  ----  ------  ----
FIRSTENERGY CORP CMN          COMMON STOCK    337932107   23,846    360,000  SH            SOLE                  X

FREEPORT-MCMORAN COPPER &
GOLD CMN                      COMMON STOCK    35671D857   12,526    189,239  SH            SOLE                  X

GLOBALSANTAFE CORP CMN        SHS             G3930E101      628     10,175  SH            SOLE                  X

GOLDEN ENTERPRISES CMN        COMMON STOCK    381010107    1,714    556,417  SH            SOLE                  X

INTERNET CAPITAL GROUP INC
ORD CMN                       COMMON STOCK    46059C205   17,370  1,623,324  SH            SOLE                  X

ITC HOLDINGS CORP. CMN        COMMON STOCK    465685105    1,190     27,500  SH            SOLE                  X

MARSH & MCLENNAN CO INC CMN   COMMON STOCK    571748102   26,201    894,538  SH            SOLE                  X

MDS INC CMN                   COMMON STOCK    55269P302   68,271  3,610,331  SH            SOLE                  X

NOVAGOLD RESOURCES INC. CMN   COMMON STOCK    66987E206   11,865    700,000  SH            SOLE                  X

OCCIDENTAL PETROLEUM CORP
CMN                           COMMON STOCK    674599105    1,627     33,000  SH            SOLE                  X

OMNICARE INC. CMN             COMMON STOCK    681904108   40,060  1,007,291  SH            SOLE                  X

OVERSEAS SHIPHOLDING GRP CMN  COMMON STOCK    690368105   26,770    427,637  SH            SOLE                  X


                                                         VALUE    SHRS OR            PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000) PRN AMT    SH/PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------                --------------  -----      -------- -------    ------  ----  ---------- --------  ----  ------  ----
PACKAGING CORP OF AMERICA
COMMON STOCK                  COMMON STOCK    695156109   80,489  3,298,726  SH            SOLE                  X

PHH CORPORATION CMN           COMMON STOCK    693320202   46,198  1,511,700  SH            SOLE                  X

PUBLIC-SVC ENTERPRISE GROUP
HOLDING CO                    COMMON STOCK    744573106   13,452    162,000  SH            SOLE                  X

QUALCOMM INC CMN              COMMON STOCK    747525103   58,210  1,364,500  SH            SOLE                  X

SAIC, INC. CMN                COMMON STOCK    78390X101   34,946  2,017,650  SH            SOLE                  X

SPECTRA ENERGY CORP CMN       COMMON STOCK    847560109      972     37,000  SH            SOLE                  X

SUNPOWER CORPORATION CMN
CLASS A                       COMMON STOCK    867652109   19,405    426,476  SH            SOLE                  X

TELEPHONE & DATA SYS INC CMN  COMMON STOCK    879433100   29,762    499,198  SH            SOLE                  X

TXU CORP CMN                  COMMON STOCK    873168108  105,380  1,644,000  SH            SOLE                  X

UNITED INDUSTRIAL CORP CMN    COMMON STOCK    910671106      276      5,000  SH            SOLE                  X

VALERO ENERGY CORPORATION
CMN                           COMMON STOCK    91913Y100  651         10,100  SH            SOLE                  X

WARREN RESOURCES INC. CMN     COMMON STOCK    93564A100  1,886      144,761  SH            SOLE                  X


                                                         VALUE    SHRS OR            PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000) PRN AMT    SH/PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------                --------------  -----      -------- -------    ------  ----  ---------- --------  ----  ------  ----
WTS/CONSECO, INC. 27.6000     WARRANT EXP
EXP09/10/2008                 09/10/2008      208464123  59         130,741  SH            SOLE                  X